FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Amortized cost
Financial liabilities by category
Financial liabilities	$ 399,886,202	$ 431,890,981
Fair value
Financial liabilities by category
Financial liabilities	4,292,214	14,713,906
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	125,418,572	156,742,677
Trade and other payables | Fair value
Financial liabilities by category
Financial liabilities	3,181,670	11,989,792
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	171,336,694	178,852,080
Secured notes | Amortized cost
Financial liabilities by category
Financial liabilities	85,430,719	80,809,686
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	16,536,564	11,284,137
Consideration for acquisition | Amortized cost
Financial liabilities by category
Financial liabilities	1,163,653	4,202,401
Consideration for acquisition | Fair value
Financial liabilities by category
Financial liabilities	$ 1,110,544	$ 2,724,114